Stockholders' Equity:	3 Months Ended	12 Months Ended
	Sep. 30, 2014	Jun. 30, 2014
Stockholders' Equity:
Stockholders' Equity:

Note D — Stockholders’ Equity:

Stock issuance

Preferred Stock

The Company’s board has the power, without further vote of shareholders, to authorize the issuance of up to 10,000,000 shares of preferred stock and to fix and determine the terms, limitations and relative rights and preferences of any shares of the preferred stock.  This power includes the authority to establish voting, dividend, redemption, conversion, liquidation and other rights of any such shares.  The preferred stock may be divided into such number of series as the board determines.

The board of directors has established three series of preferred stock, one of which has been canceled:

Series A Convertible Preferred Stock — The Series A Convertible Preferred Stock had a stated value of $100 per share, was entitled to dividends in the amount of 8% per annum, was convertible into the Common Stock at $1.20 per share of Common Stock and was redeemable by the Company at $120 per share. The Series A convertible preferred stock was canceled in February 2014, after it was exchanged for Series B Convertible Preferred Stock.

Series B Convertible Preferred Stock — The Series B Convertible Preferred Stock has a stated value of $1,000 per share, is entitled to cumulative dividends in the amount of 9.5% per annum and is convertible into our Common Stock at $0.50 per share of Common Stock.  The holders of the Series B Convertible Preferred Stock are entitled to vote (on an as-converted basis), together with holders of Common Stock, as a single class with respect to all matters presented to holders of Common Stock. During the three months ended September 30, 2014, there were 400.517 shares issued as dividends creating a total of 17,328.987 shares of Series B Convertible Preferred Stock outstanding.

Series C Redeemable Voting Preferred Stock — The Series C Redeemable Voting Preferred Stock has a stated value of $0.01 per share.  The holders of Series C Redeemable Voting Preferred Stock are entitled to vote, together with the holders of our Common Stock, as a single class with respect to all matters presented to holders of Common Stock.  The holders of Series C Redeemable Voting Preferred Stock are entitled, in the aggregate, to a number of votes equal to the number of shares of Common Stock that would be issuable upon the exercise of all of the outstanding Class A Warrants and Class B Warrants (as defined below) on a Full Physical Settlement basis (as defined in the Warrant and Preferred Stock Agreement).  The holders of Series C Redeemable Voting Preferred Stock are not entitled to receive any dividends.  The Series C Redeemable Voting Preferred Stock may be redeemed at the option of the holders thereof at any time at the stated value per share. There were 98,751.823 shares of Series C preferred stock issued and outstanding at September 30, 2014.

Conversion of Wallen Note and Series A Convertible Preferred Stock into Series B Convertible Preferred Stock

The Company entered into and consummated the transactions contemplated by a Conversion and Preferred Stock Purchase Agreement dated as of October 2, 2013 (the “Conversion Agreement”) with Calvin A. Wallen III, the Company’s Chairman, President and Chief Executive Officer, and Langtry Mineral & Development, LLC, an entity controlled by Mr. Wallen (“Langtry”). Pursuant to the terms of the Conversion Agreement, (a) Langtry was issued 12,047 shares of Series B Convertible Preferred Stock, with an aggregate stated value of $12,047,000, in exchange for the cancellation of all of the issued and outstanding shares of Series A Convertible Preferred Stock held by Langtry and (b) Mr. Wallen was issued 2,115 shares of Series B Convertible Preferred Stock, with an aggregate stated value of $2,115,000, in exchange for the cancellation of a promissory note payable to Mr. Wallen in the principal amount of $2,000,000, plus $114,986 of accrued and unpaid interest. In these exchanges, the carrying amounts of the Series A Convertible Preferred Stock held by Langtry and the promissory note payable to Mr. Wallen exceeded the fair value of the Series B Convertible Preferred Stock the Company issued by $9,830,152 and $1,725,826, respectively. Due to the related party nature of the exchanges, the excess amounts have been recorded as contributions to equity.

Issuance of Warrants and Series C Redeemable Voting Preferred Stock

Pursuant to the terms of a Warrant and Preferred Stock Agreement, dated as of October 2, 2013, and in connection with the issuance and sale of the Notes under the Note Purchase Agreement (see Note F), the Company issued certain warrants that expire on October 2, 2019.  The Company issued warrants exercisable for (a) an aggregate of 65,834,549 shares of Common Stock, at an exercise price of $0.01 per share (the “Class A Warrants”), and (b) an aggregate of 32,917,274 shares of Common Stock, at an exercise price of $0.50 per share (the “Class B Warrants”, and together with the Class A Warrants, the “Warrants”). The estimated fair value of the Class A and Class B Warrants was determined to be $23,700,437 and $9,710,596, respectively. The initial value was recorded as a discount to the debt that will be amortized over the three year term of the Notes (see Note F).  The exercise prices of the warrants are subject to adjustment for any future issuance of common stock, rights or options to acquire common stock or securities convertible into or exchangeable for common stock or amendment to or change in the exercise price that results in a lower exercise price than the then-current exercise prices of the Warrants.

The Company also issued an aggregate of 98,751.823 shares of Series C Redeemable Voting Preferred Stock to certain purchasers of the Notes and their affiliates (the “Investors”). The holders of the Series C Redeemable Voting Preferred Stock are entitled to vote, together with holders of Common Stock, as a single class with respect to all matters presented to holders of Common Stock of the Company.  The holders of Series C Redeemable Voting Preferred Stock are entitled, in the aggregate, to a number of votes equal to the number of shares of Common Stock that would be issuable upon the exercise of all outstanding Warrants on a Full Physical Settlement basis (as defined in the Warrant and Preferred Stock Agreement).  The holders of Series C Redeemable Voting Preferred Stock are not entitled to receive any dividends from the Company.  Shares of the Series C Redeemable Voting Preferred Stock have a par value of $0.01 per share and may be redeemed at par value, at the option of the holders thereof at any time, and if not redeemed expire in October 2019.

The Series C Redeemable Voting Preferred has an aggregate stated value of approximately $988.

Stock and option grants

On January 14, 2011, the Company granted stock options, effective October 1, 2010, under the 2005 Stock Option Plan (the “Plan”), for the purchase of an aggregate of 288,667 shares of Company Common Stock to its Chief Financial Officer, Larry G. Badgley.  These options have an exercise price of $1.20 per share and expire five years from their issue date.  One option, for the purchase of 15,667 shares, was fully vested upon grant.  The other option, for the purchase of 273,000 shares vested on October 1, 2012. We estimated the fair value of the options on the date of grant using the Black-Scholes valuation model to be $100,997. The Plan permits the grant of awards that may deliver up to an aggregate of 1,290,805 shares of common stock.  There has been no charge to compensation expense for the year ending June 30, 2015, and none since October 2012, at which time the option was fully vested.

The risk-free interest rate is based on the U.S. Treasury bill rate in effect at the time of grant with an equivalent expected term or life. Information regarding activity for stock options under the Plan is as follows:

		Weighted-average	Weighted-average	Aggregate	Weighted-average
		exercise price per	remaining contractual	intrinsic	fair value of
	Number of shares	share	term (years)	value	options granted

Outstanding, June 30, 2014	288,667	$1.20			$100,997
Options granted	—	—
Options exercised	—	—
Options forfeited/expired	—	—

Outstanding, September 30, 2014	288,667	1.20	1.00	$—

Exercisable, September 30, 2014	288,667	$1.20	1.00	$—

Note C — Stockholders’ equity:

Stock issuances

In August 2009, the Company entered into Subscription and Registration Rights Agreements with certain investors pursuant to which the Company issued an aggregate of 2,104,001 shares of Common Stock and warrants exercisable into 1,052,000 shares of Common Stock. At June 30, 2014, the remaining August 2009 unexercised warrants were exercisable into 787,294 shares of Common Stock at $0.6747 per share. Such warrants expired on July 31, 2014.

Preferred Stock

The Company’s board has the power, without further vote of shareholders, to authorize the issuance of up to 10,000,000 shares of preferred stock and to fix and determine the terms, limitations and relative rights and preferences of any shares of the preferred stock.  This power includes the authority to establish voting, dividend, redemption, conversion, liquidation and other rights of any such shares.  The preferred stock may be divided into such number of series as the board determines.

The board of directors has established three series of preferred stock, one of which has been canceled:

Series A Convertible Preferred Stock — The Series A Convertible Preferred Stock had a stated value of $100 per share, was entitled to dividends in the amount of 8% per annum, was convertible into the Common Stock at $1.20 per share of Common Stock and was redeemable by the Company at $120 per share. The Series A convertible preferred stock was canceled in February 2014, after it was exchanged for Series B Convertible Preferred Stock.

Series B Convertible Preferred Stock — The Series B Convertible Preferred Stock has a stated value of $1,000 per share, is entitled to cumulative dividends in the amount of 9.5% per annum and is convertible into our Common Stock at $0.50 per share of Common Stock.  The holders of the Series B Convertible Preferred Stock are entitled to vote (on an as-converted basis), together with holders of Common Stock, as a single class with respect to all matters presented to holders of Common Stock.  As of June 30, 2014, there were 16,928.047 shares of Series B Convertible Preferred Stock outstanding.

Series C Redeemable Voting Preferred Stock — The Series C Redeemable Voting Preferred Stock has a stated value of $0.01 per share.  The holders of Series C Redeemable Voting Preferred Stock are entitled to vote, together with the holders of our Common Stock, as a single class with respect to all matters presented to holders of Common Stock.  The holders of Series C Redeemable Voting Preferred Stock are entitled, in the aggregate, to a number of votes equal to the number of shares of Common Stock that would be issuable upon the exercise of all of the outstanding Class A Warrants and Class B Warrants (as defined below) on a Full Physical Settlement basis (as defined in the Warrant and Preferred Stock Agreement).  The holders of Series C Redeemable Voting Preferred Stock are not entitled to receive any dividends.  The Series C Redeemable Voting Preferred Stock may be redeemed at the option of the holders thereof at any time at the stated value per share. There were 98,751.823 shares of Series C preferred stock issued and outstanding as of June 30, 2014.

Conversion of Wallen Note and Series A Convertible Preferred Stock into Series B Convertible Preferred Stock

The Company entered into and consummated the transactions contemplated by a Conversion and Preferred Stock Purchase Agreement dated as of October 2, 2013 (the “Conversion Agreement”) with Calvin A. Wallen III, the Company’s Chairman, President and Chief Executive Officer, and Langtry Mineral & Development, LLC, an entity controlled by Mr. Wallen (“Langtry”). Pursuant to the terms of the Conversion Agreement, (a) Langtry was issued 12,047 shares of Series B Convertible Preferred Stock, with an aggregate stated value of $12,047,000, in exchange for the cancellation of all of the issued and outstanding shares of Series A Convertible Preferred Stock held by Langtry and (b) Mr. Wallen was issued 2,115 shares of Series B Convertible Preferred Stock, with an aggregate stated value of $2,115,000, in exchange for the cancellation of a promissory note payable to Mr. Wallen in the principal amount of $2,000,000, plus $114,986 of accrued and unpaid interest. In the Langtry and Mr. Wallen exchanges, the carrying amounts of the Series A Convertible Preferred Stock held by Langtry and the promissory note payable to Mr. Wallen exceeded the fair value of the Series B Convertible Preferred Stock the Company issued by $9,830,152 and $1,725,826, respectively. Due to the related party nature of the exchanges, the excess amounts have been recorded as contributions to equity.

Issuance of Warrants and Series C Redeemable Voting Preferred Stock

Pursuant to the terms of a Warrant and Preferred Stock Agreement, dated as of October 2, 2013, and in connection with the issuance and sale of the Notes under the Note Purchase Agreement (see Note D), the Company issued certain warrants that expire on October 2, 2019.  The Company issued warrants exercisable for (a) an aggregate of 65,834,549 shares of Common Stock, at an exercise price of $0.01 per share (the “Class A Warrants”), and (b) an aggregate of 32,917,274 shares of Common Stock, at an exercise price of $0.50 per share (the “Class B Warrants”, and together with the Class A Warrants, the “Warrants”). The estimated fair value of the Class A and Class B Warrants was determined to be $23,700,437 and $9,710,596, respectively.  The warrants expire on October 2, 2019. The initial value was recorded as a discount to the debt that will be amortized over the three year term of the Notes (see Note D).  The exercise prices of the warrants are subject to adjustment for any future issuance of common stock, rights or options to acquire common stock or securities convertible into or exchangeable for common stock or amendment to or change in the exercise price that results in a lower exercise price than the then-current exercise prices of the Warrants.

The Company also issued an aggregate of 98,751.823 shares of Series C Redeemable Voting Preferred Stock to certain purchasers of the Notes and their affiliates (the “Investors”). The holders of the Series C Redeemable Voting Preferred Stock are entitled to vote, together with holders of Common Stock, as a single class with respect to all matters presented to holders of Common Stock of the Company.  The holders of Series C Redeemable Voting Preferred Stock are entitled, in the aggregate, to a number of votes equal to the number of shares of Common Stock that would be issuable upon the exercise of all outstanding Warrants on a Full Physical Settlement basis (as defined in the Warrant and Preferred Stock Agreement).  The holders of Series C Redeemable Voting Preferred Stock are not entitled to receive any dividends from the Company.  Shares of the Series C Redeemable Voting Preferred Stock have a par value of $0.01 per share and may be redeemed at par value, at the option of the holders thereof at any time, and if not redeemed expire in October 2019.

The Series C Redeemable Voting Preferred has an aggregate stated value of approximately $988.

Stock and option grants

On January 14, 2011, the Company granted stock options, effective October 1, 2010, under the 2005 Stock Option Plan (the “Plan”), for the purchase of an aggregate of 288,667 shares of Company Common Stock to its Chief Financial Officer, Larry G. Badgley.  These options have an exercise price of $1.20 per share and expire five years from their issue date.  One option, for the purchase of 15,667 shares, was fully vested upon grant.  The other option, for the purchase of 273,000 shares vested on October 1, 2012. We estimated the fair value of the options on the date of grant using the Black-Scholes valuation model to be $100,997. The Plan permits the grant of awards that may deliver up to an aggregate of 1,290,805 shares of common stock.  There has been no charge to compensation expense for the year ending June 30, 2014, and none since October 2012, at which time the option was fully vested.

The risk-free interest rate is based on the U.S. Treasury bill rate in effect at the time of grant with an equivalent expected term or life. Information regarding activity for stock options under the Plan is as follows:

		Weighted-average	Weighted-average	Aggregate
		exercise price per	remaining contractual	intrinsic
	Number of shares	share	term (years)	value

Outstanding, June 30, 2013	288,667	$1.20	1.25
Options granted	—	—
Options exercised	—	—
Options forfeited/expired	—	—

Outstanding, June 30, 2014	288,667	1.20	1.25	$—

Exercisable, June 30, 2014	288,667	$1.20	1.25	$—

Information related to the Plan during fiscal 2014 is as follows:

Intrinsic value of options exercised	$—
Weighted-average fair value of options granted	$100,997

On January 24, 2013, the Company paid cash of $13,000 and issued 72,500 shares of Common Stock to four directors of the Company pursuant to the Plan.  As of such date, the aggregate market value of the Common Stock granted was $15,225 based on the last sale price ($0.21 per share) on January 24, 2013, on the NYSE-MKT of the Company’s Common Stock. Such amount was expensed upon issuance to compensation expense.

On April 4, 2013, the Company paid cash of $13,000 and issued 72,500 shares of Common Stock to four directors of the Company pursuant to the Plan.  As of such date, the aggregate market value of the Common Stock granted was $19,213 based on the last sale price ($0.265 per share) on April 4, 2013, on the NYSE-MKT of the Company’s Common Stock. Such amount was expensed upon issuance to compensation expense.

On July 5, 2013, the Company paid cash of $17,000 and issued 72,500 shares of Common Stock to four non-employee directors of the Company pursuant to the Plan.  As of such date, the aggregate market value of the Common Stock granted was $20,300 based on the last sale price ($0.28 per share) on July 5, 2013, on the NYSE - MKT of the Company’s Common Stock. Such amount was expensed upon issuance to compensation expense.

On October 7, 2013, the Company paid cash of $17,000 and issued 72,500 shares of Common Stock to four non-employee directors of the Company pursuant to the Plan.  As of such date, the aggregate market value of the Common Stock granted was $30,450 based on the last sale price ($0.42 per share) on October 7, 2013, on the OTC Markets of the Company’s Common Stock. Such amount was expensed upon issuance to compensation expense.